Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (1,115)	£ (916)
Actuarial losses/(gains) arising from changes in demographic assumptions	38	0
Actuarial (gains)/losses arising from experience adjustments	(10)	(5)
Actuarial losses/(gains) arising from changes in financial assumptions	1,463	1,201
Pension remeasurement	£ 376	£ 280